Note 15 - Retirement Fund and Profit Sharing Plan (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Service Cost	$284	$395	$369
Interest Cost	961	903	886
Net amortization	(141)	79	71
Net periodic benefit cost	$1,104	$1,377	$1,326

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets [Table Text Block]
	Years Ended December 31,
	2025	2024
Fair value of Plan assets, January 1	$-	$-
Company contributions	1,012	775
Benefits paid	(1,012)	(775)
Fair value of Plan assets, December 31	$-	$-
Benefit obligation, January 1	$18,039	$19,484
Service cost	284	395
Interest cost	961	903
Benefits paid	(1,012)	(775)
Actuarial loss (gain)	639	(1,968)
Benefit obligation, December 31	$18,911	$18,039
Underfunded status, December 31	$(18,911)	$(18,039)

Schedule of Expected Benefit Payments [Table Text Block]
Years Ending
December 31,
2026	$1,143
2027	1,212
2028	1,304
2029	1,319
2030	1,360
2031 - 2035	7,379

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	December 31,
	2025	2024	2023
Prior service cost	$55	$132	$212
Net loss	(3,085)	(3,303)	(1,336)
	$(3,030)	$(3,171)	$(1,124)

Defined Benefit Plan, Assumptions [Table Text Block]
	Years Ended December 31,
	2025	2024	2023
Net periodic benefit cost:
Discount rate	5.50%	4.75%	5.00%
Rate of compensation increase	2.50%	2.50%	2.50%
Benefit obligation:
Discount rate	5.25%	5.50%	4.75%
Rate of compensation increase	2.50%	2.50%	2.50%